Classification of financial instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Classification of financial instruments
14. Classification of financial instruments
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2022					2021

				Fair value	Amortised cost		Fair value			Amortised cost

All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income 1	Fair value through profit and loss 1	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in unlisted securities	15	24	109	–	–	133	28	85	–	–	113

Cash and cash equivalents	17	–	40	–	518	558	–	84	–	853	937

Derivative financial instruments	16	–	5	54	–	59	–	–	32	–	32

Trade receivables	22	–	–	–	825	825	–	–	–	854	854

Investment in finance lease receivable	22	–	–	–	121	121	–	–	–	115	115

Other receivable		–	–	–	3	3	–	87	–	–	87

Total financial assets		24	154	54	1,467	1,699	28	256	32	1,822	2,138

1.	Comparative balances have been restated – see Note 1b.
The carrying value of the Group’s financial assets is equal to, or approximately equal to, the market value. The other receivable relates to the receivable which arose on the disposal of the US
K-12
business and was paid during the year.
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2022					2021

			Fair value	Amortised cost			Fair value		Amortised cost

All figures in £ millions	Notes	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(2)	(63)	–	(65)	(65)	(12)	(22)	–	(34)	(34)

Trade payables	24	–	–	(348)	(348)	(348)	–	–	(351)	(351)	(351)

Deferred and contingent consideration	24	(79)	–	–	(79)	(79)	(44)	–	–	(44)	(44)

Other borrowings due within one year	18	–	–	(86)	(86)	(86)	–	–	(155)	(155)	(155)

Borrowings due after more than one year	18	–	–	(1,144)	(1,144)	(1,096)	–	–	(1,245)	(1,245)	(1,276)

Total financial liabilities		(81)	(63)	(1,578)	(1,722)	(1,674)	(56)	(22)	(1,751)	(1,829)	(1,860)
The market value of leases has been stated at book value.

Fair value measurement
As shown above, the Group’s derivative assets and liabilities, unlisted securities, marketable securities and deferred and contingent consideration are held at fair value. Financial instruments that are measured subsequently to initial recognition at fair value are grouped into levels 1 to 3, based on the degree to which the fair value is observable, as follows:
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 fair value measurements are those derived from inputs, other than quoted prices included within level 1, that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group’s bonds valued at £610m (2021: £767m) and money market funds of £40m (2021: £84m) included within cash and cash equivalents are classified as level 1. The Group’s derivative assets valued at £59m (2021: £32m) and derivative liabilities valued at £65m (2021: £34m) are classified as level 2. The Group’s investments in unlisted securities are valued at £133m (2021: £113m) and the other receivable that was repaid in the year £3m (2021: £87m) are classified as level 3.
The following table analyses the movements in level 3 fair value remeasurements:

			2022	2021 1

All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total

At beginning of year	87	113	200	234

Exchange differences	1	9	10	2

Acquisition of investments and other receivable	7	12	19	4

Repayments	(92)	–	(92)	(16)

Disposal of investments	–	(48)	(48)	(54)

Fair value movements - OCI	–	18	18	4

Fair value movements - income statement	–	29	29	26

At end of year	3	133	136	200

1.	Comparative balances have been restated – see Note 1b.
The fair value of the investments in unlisted securities is determined by reference to the financial performance of the underlying asset, recent funding rounds and amounts realised on the sale of similar assets.
The other receivable at the beginning of the year arose on the disposal of the US
K-12
business, and was repaid in January 2022, following a £16m partial repayment in 2021.